Business acquisition (Tables) - Mahayo	12 Months Ended
Dec. 31, 2018
Schedule of recognized amounts of identifiable assets acquired and liabilities assumed:

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Fair value of consideration transferred:

Cash	726

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	2,420
Other current assets	6,329
Property and equipment	8
Intangible asset	697
Current liabilities	(6,688)
Deferred tax liabilities	(238)
Non-controlling interests	(1,517)
Total identifiable net assets acquired	1,011
Gain on bargain purchase (Note 21)	285

Schedule of estimated amounts recognized on acquired identifiable intangible asset and its estimated useful life:

The estimated amounts recognized on the acquired identifiable intangible asset and its estimated useful life are shown in the following table:

		Gross carrying
	Estimated useful life	amount
A self-developed computer software and system	4 years	697